Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	As at December 31,
	2015	2014
	(in thousands)
Medical equipment	$750	$750
Office furniture and equipment	30	5
Computer software and electronic equipment	55	45
Leasehold improvements	123	-
	958	800
Less - Accumulated depreciation	75	26
Net book value	$883	$774